FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 15, 2011

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:       Franklin Templeton Fund Allocator Series (Registrant)

File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

On behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, series of Franklin Templeton Fund Allocator Series, above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended.

The filing is being filed pursuant to Rule 485(a)(1) under the 1933 Act, to describe a new investment path for the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund.

The Amendment relates only to the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant's other series of shares. We undertake to include updated financial information in a subsequent Post-Effective Amendment to be filed under Rule 485(b) prior to the effective date.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on May 1, 2011.

Please direct any comments or questions regarding this filing to Bruce Bohan (650)312-3504.

Sincerely yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

/s/ David P. Goss

David P. Goss

Senior Associate General Counsel